Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	$ 342,030	$ 378,510	$ 337,980
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	54,351	52,941
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	65,697	66,474
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	51,325	61,398
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	43,571	47,677
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	35,764	39,254
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	$ 91,322	$ 110,766